Prepaid Expenses and Other Current Assets (Details) - European Wax Center, Inc. and Subsidiaries - USD ($) $ in Thousands	Sep. 25, 2021	Dec. 26, 2020
Prepaid Expenses And Other Current Assets Details [Line Items]
Prepaid inventory	$ 0	$ 2,000
Deferred IPO fees	3,333	324
Prepaid other & other current assets	3,895	2,250
Total	$ 7,228	$ 4,574